Environment - Summary of Environmental Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Environmental Expenses [Line Items]
Disbursements incurred	$ 2,906	$ 13,922	$ 12,969
Disbursements capitalized	594	7,659	10,736
Expense amount	2,311	10,035	2,233
Disbursements amount in the future	7,503	12,638	118,075
Total expenditures	10,408	14,646	131,044
Costs incurred in prior period		14,536
Emgesa S.A. E.S.P. | Environmental Resource Management HIDRA [Member]
Environmental Expenses [Line Items]
Disbursements incurred			1,463
Disbursements capitalized			1,463
Disbursements amount in the future	7,495	5,727
Total expenditures	7,495	5,727	1,463
Emgesa S.A. E.S.P. | Environmental Resource Management H I D R A Power Plant [Member]
Environmental Expenses [Line Items]
Disbursements incurred			6,330
Disbursements capitalized			6,330
Disbursements amount in the future			106,863
Total expenditures			113,193
Empresa Distribuidora Sur S.A. (Distribution) | Contaminating Material Two [Member]
Environmental Expenses [Line Items]
Disbursements incurred		110
Expense amount		110
Total expenditures		110
Empresa Distribuidora Sur S.A. (Distribution) | Contaminating Material One [Member]
Environmental Expenses [Line Items]
Disbursements incurred	130	5,773
Disbursements capitalized		5,773
Expense amount	130
Total expenditures	130	5,773
Enel Generacion Peru S.A. [Member] | Preventing Activities [Member]
Environmental Expenses [Line Items]
Disbursements incurred	301	270	55
Expense amount	301	270	55
Total expenditures	301	270	55
Enel Generacion Peru S.A. [Member] | Environmental Studies [Member]
Environmental Expenses [Line Items]
Disbursements incurred	256	314	10
Expense amount	256	314	10
Total expenditures	256	314	10
Enel Generacion Peru S.A. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements incurred	314	317	303
Expense amount	314	317	303
Total expenditures	314	317	303
Enel Generacion Peru S.A. [Member] | Mitigation And Restoration [Member]
Environmental Expenses [Line Items]
Disbursements incurred	37	41
Expense amount	37	41
Total expenditures	37	41
Enel Generacion Peru S.A. [Member] | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Disbursements incurred	180	311	393
Expense amount	180	311	393
Total expenditures	180	311	393
Enel Generacion Peru S.A. [Member] | Landscaping And Gardens [Member]
Environmental Expenses [Line Items]
Disbursements incurred	220	196	186
Expense amount	220	196	186
Total expenditures	220	196	186
Chinango S.A.C. | Preventing Activities [Member]
Environmental Expenses [Line Items]
Disbursements incurred	57	27	65
Disbursements capitalized			65
Expense amount	57	27
Total expenditures	57	27	65
Chinango S.A.C. | Environmental Studies [Member]
Environmental Expenses [Line Items]
Disbursements incurred			1
Expense amount			1
Total expenditures			1
Chinango S.A.C. | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements incurred	44	73	61
Expense amount	44	73	61
Total expenditures	44	73	61
Chinango S.A.C. | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Disbursements incurred	63
Expense amount	63
Total expenditures	63	66
Chinango S.A.C. | Landscaping And Gardens [Member]
Environmental Expenses [Line Items]
Disbursements incurred	11	14	15
Expense amount	11	14	15
Total expenditures	11	14	15
Chinango S.A.C. | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Disbursements incurred	426		497
Expense amount	426		497
Total expenditures	426	453	497
Chinango S.A.C. | Contaminating Material One [Member]
Environmental Expenses [Line Items]
Disbursements incurred			105
Expense amount			105
Total expenditures			105
Chinango S.A.C. | PCBs Dismantling [Member]
Environmental Expenses [Line Items]
Disbursements incurred			1,173
Disbursements capitalized			1,237
Expense amount			(64)
Disbursements amount in the future			6,883
Total expenditures			8,056
Chinango S.A.C. | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Disbursements incurred		453
Expense amount		453
Total expenditures		453
Chinango S.A.C. | Environmental Monitoring Studies [Member]
Environmental Expenses [Line Items]
Disbursements incurred		66
Expense amount		66
Total expenditures		66
Codensa S.A [Member] | PCBs Dismantling [Member]
Environmental Expenses [Line Items]
Disbursements incurred	373	5,825
Disbursements capitalized	113	1,261
Expense amount	260	7,086
Disbursements amount in the future	7	6,609
Total expenditures	380	784
Codensa S.A [Member] | Nueva Esperanza Archaeological Rescue [Member]
Environmental Expenses [Line Items]
Disbursements incurred			96
Disbursements capitalized			96
Total expenditures			96
Codensa S.A [Member] | Nueva Esperanza Environmental Compensation [Member]
Environmental Expenses [Line Items]
Disbursements incurred	494	132	1,716
Disbursements capitalized	481	625	1,545
Expense amount	12	757	171
Disbursements amount in the future	1	302	735
Total expenditures	$ 494	$ 170	2,451
Codensa S.A [Member] | Dismantling Power Plant of Negro River [Member]
Environmental Expenses [Line Items]
Disbursements incurred			500
Expense amount			500
Disbursements amount in the future			3,594
Total expenditures			$ 4,094